Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund III
Entity Central Index Key	dei_EntityCentralIndexKey	0001593547
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 07, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jan. 07, 2021
Prospectus Date	rr_ProspectusDate	Nov. 28, 2020
SGA International Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Advisors’ Inner Circle Fund III (The “TRUSt”)

SGA International Equity Fund

(the “Fund”)

Supplement Dated January 7, 2021 to the Fund’s

Prospectus and the Statement of Additional Information (the “SAI”),

each dated November 28, 2020

This supplement provides new and additional information beyond that contained in the Prospectus and SAI, and should be read in conjunction with the Prospectus and SAI.

At the recommendation of Strategic Global Advisors, LLC (“SGA”), the Fund’s investment adviser, the Board of Trustees of the Trust have approved a reduction in the management fee for the Fund from 0.95% to 0.85% that went into effect on December 11, 2020. Accordingly, the Prospectus and SAI are hereby amended and supplemented as follows:

1.       In the “Fund Fees and Expenses” section of the Prospectus, the “Annual Fund Operating Expenses” table and the “Example” are hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares		Investor Shares
Management Fees[1]		0.85%		0.85%
Distribution and/or Service (12b-1) Fees		None		0.25%
Other Expenses		5.82%		5.82%
Shareholder Servicing Fees	None		—[2]
Other Operating Expenses	5.82%		5.82%
Total Annual Fund Operating Expenses		6.67%		6.92%
Less Fee Reductions and/or Expense Reimbursements[3]		(5.72)%		(5.72)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.95%		1.20%

[1]	Management Fees have been restated to reflect current fees.

[2]	Amounts designated as “—” are zero or have been rounded to zero.

[3]	Strategic Global Advisors, LLC (“SGA” or the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, 12b-1 Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.95% of the average daily net assets of the Fund’s Institutional Shares and Investor Shares until November 30, 2021 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on November 30, 2021.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$97	$1,462	$2,782	$5,893
Investor Shares	$122	$1,531	$2,887	$6,055

2.       In the “Investment Adviser” section of the Prospectus and in “The Adviser” section of the SAI, the row in the advisory fee table regarding the Fund is hereby deleted and replaced with the following:

International Equity Fund	0.85%*

*	Prior to December 11, 2020, the advisory fee for the International Equity Fund was 0.95%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SGA-SK-004-0100